Investments in associates - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Net impairment and losses on sale of businesses and fixed assets	$ 5,857,000,000	$ 30,522,000,000	$ (1,121,000,000)
Rosneft
Disclosure of associates [line items]
Dividends received	0	0	$ 640,000,000
Associates
Disclosure of associates [line items]
Provision for doubtful debts	0
Doubtful debt provision, expense	0
Commitments in relations to contracts with associates	8,615,000,000	8,488,000,000
Net impairment and losses on sale of businesses and fixed assets	$ 0	$ 0
Associates | Bottom of range [member]
Disclosure of associates [line items]
Term of receivables	30 days
Associates | Top of range [member]
Disclosure of associates [line items]
Term of receivables	45 days